Shareholders' Equity (Details) - Schedule of Expenses Recognized Financial Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expenses recognized	$ 261	$ 263	$ 466
Research and development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expenses recognized	83	137	200
General and administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expenses recognized	$ 178	$ 126	$ 266